Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Provisions
(a)	Provisions as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022			2023
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	136,275	33,157	146,277	38,114
Provision for construction warranties		35,702	170,272	50,222	146,536
Provision for legal contingencies and claims(*1)		46,823	59,518	20,893	52,169
Provision for the restoration(*2,3)		6,049	185,097	14,567	161,253
Others(*4,5,6)		291,139	131,874	187,785	69,937

	￦	515,988	579,918	419,744	468,009

(*1)
The Company recognized probable outflow of resources amounting to
￦
52,530 million and
￦
45,712 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the Company as of December 31, 2022 and 2023, respectively.

(*2)
Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery amounting to
￦
17,005 million as provisions for restoration as of December 31, 2023. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 3.77%~3.89% to measure present value of these costs.

(*3)
During the year ended December 31, 2023, due to contamination of river water quality near Greenhills Mine owned as joint operation by POSCO Canada Ltd., the Company calculated present value of estimated costs for recovery amounting to
￦
119,710 million as provisions for improvement and reclassified as liabilities held for sale as of December 31, 2023.

(*4)
As of December 31, 2022 and December 31, 2023, POSCO INTERNATIONAL Corporation and Korea Fuel Cell, recognized
￦
97,928 million and
￦
23,224 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*5)
As of December 31, 2022 and December 31, 2023, the Company has recognized emission liabilities amounting to
￦
14,178 million and
￦
9,065 million respectively, for expected greenhouse gas emissions exceeding the quantity of free quota emission rights.

(*6)
According to the Act on the promotion of the development, use and diffusion of new and renewable energy, POSCO INTERNATIONAL Corporation is obliged to supply a certain amount of power generated by new and renewable energy. In accordance with the Act, POSCO INTERNATIONAL Corporation estimated the cost required to fulfill its obligations, such as insufficient supply of power using new and renewable energy to be borne, and as of December 31, 2022 and December 31, 2023, the Company recognized
￦
123,073 million and
￦
64,166 million, respectively, as provision liabilities.

Changes in Provisions
(c)	Changes in provisions for the years ended December 31, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	138,533	176,677	(137,092)	(5,813)	(2,873)	169,432
Provision for construction warranties		236,660	52,438	(73,853)	(8,287)	(984)	205,974
Provision for legal contingencies and claims		93,491	47,344	(33,175)	(8,654)	7,335	106,341
Provision for the restoration		159,531	45,130	(43,168)	(1,299)	30,952	191,146
Others		360,861	317,621	(203,985)	(60,738)	9,254	423,013

	￦	989,076	639,210	(491,273)	(84,791)	43,684	1,095,906

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	169,432	181,221	(158,529)	(6,063)	(1,670)	184,391
Provision for construction warranties		205,974	42,653	(49,117)	(8,350)	5,598	196,758
Provision for legal contingencies and claims		106,341	16,327	(48,144)	(3,599)	2,137	73,062
Provision for the restoration		191,146	104,227	(9,887)	(80)	(109,586)	175,820
Others		423,013	189,227	(255,001)	(112,909)	13,392	257,722

	￦	1,095,906	533,655	(520,678)	(131,001)	(90,129)	887,753

(*1)	Includes transfer to liabilities held for sale and adjustments of foreign currency translation differences and others.